Non-current Assets Held for Sale - Additional Information (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Assets Or Disposal Groups Classified As Held For Sale [Abstract]
Property Held for Sale	$ 208,318	$ 166,660
Carrying Amount of Shares Held for Sale		$ 667,013
Percentage of Shares Sold on February 1, 2019.	51%